Financial risk management - Derivative Financial Instruments Per Category (Detail) € in Millions, ₩ in Billions, ¥ in Billions, ¥ in Billions, $ in Billions, $ in Billions	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 CNY (¥)
Derivative [Line Items]
Derivative Assets	€ 99.5						€ 162.8
Derivative financial instruments	47.3						123.8
Derivative Assets, Current	52.2						39.0
Derivative Liabilities	2.8						20.0
Derivative Liabilities, Noncurrent	0.0						0.0
Derivative Liabilities, Current	2.8						20.0
Available-for-sale Securities, Current	638.5						1,302.2
Forward Foreign Exchange Contracts
Derivative [Line Items]
Notional amount	27.5	$ 0.6	¥ 44.5	$ 2.5	₩ 11.9	¥ 0.6	182.0	$ 0.4	¥ 15.5	$ 0.5	₩ 0.0	¥ 0.4
Forward foreign exchange contracts, fair Value	12.8						(17.6)
Interest Rate Swap
Derivative [Line Items]
Notional amount	3,000.0						3,000.0
Interest rate swaps, fair Value	83.9						160.4
Cash Flow Hedges | Forward Foreign Exchange Contracts
Derivative [Line Items]
Derivative Assets	15.0						0.9
Derivative Liabilities	2.2						15.1
Fair Value Hedges | Interest Rate Swap
Derivative [Line Items]
Derivative Assets	83.9						160.4
Derivative financial instruments	47.3						123.8
Derivative Liabilities	0.0						0.0
Derivative Liabilities, Noncurrent	0.0						0.0
Other Hedges | Forward Foreign Exchange Contracts
Derivative [Line Items]
Derivative Assets	0.6						1.5
Derivative Liabilities	0.6						4.9
Fair Value, Recurring
Derivative [Line Items]
Derivative Assets	99.5						162.8
Derivative Liabilities	2.8						20.0
Money Market Funds, at Carrying Value	2,928.3						3,841.9
Available-for-sale Securities, Current	638.5						1,302.2
Assets, Fair Value Disclosure	3,666.3						5,306.9
Long-term Debt, Fair Value	4,673.9						4,798.8
Fair Value, Inputs, Level 1 | Fair Value, Recurring
Derivative [Line Items]
Derivative Assets	0.0						0.0
Derivative Liabilities	0.0						0.0
Money Market Funds, at Carrying Value	2,928.3						3,841.9
Available-for-sale Securities, Current	0.0						0.0
Assets, Fair Value Disclosure	2,928.3						3,841.9
Long-term Debt, Fair Value	4,673.9						4,798.8
Fair Value, Inputs, Level 2 | Fair Value, Recurring
Derivative [Line Items]
Derivative Assets	99.5						162.8
Derivative Liabilities	2.8						20.0
Money Market Funds, at Carrying Value	0.0						0.0
Available-for-sale Securities, Current	638.5						1,302.2
Assets, Fair Value Disclosure	738.0						1,465.0
Long-term Debt, Fair Value	0.0						0.0
Fair Value, Inputs, Level 3 | Fair Value, Recurring
Derivative [Line Items]
Derivative Assets	0.0						0.0
Derivative Liabilities	0.0						0.0
Money Market Funds, at Carrying Value	0.0						0.0
Available-for-sale Securities, Current	0.0						0.0
Assets, Fair Value Disclosure	0.0						0.0
Long-term Debt, Fair Value	€ 0.0						€ 0.0